Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2023
Commissions and fees
in	2023	2022	2021
Commissions and fees (CHF million)
Lending business	663	1,431	1,870
Investment and portfolio management	2,478	3,028	3,401
Other securities business	67	61	59
Fiduciary business	2,545	3,089	3,460
Underwriting	90	560	2,560
Brokerage	1,281	2,265	3,088
Underwriting and brokerage	1,371	2,825	5,648
Other services	777	1,516	2,202
Commissions and fees	5,356	8,861	13,180